Note 11 - Discontinued Operations	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of non-current assets held for sale and discontinued operations [text block]
11.	DISCONTINUED OPERATIONS

(a)	Discontinued operation results

In
March 2019,
Just Energy formally approved and commenced the process to dispose of its businesses in Germany, Ireland and Japan. In
June 2019,
as part of the Company’s Strategic Review, the U.K. was added to the disposal group. The decision was part of a strategic transition to focus on the core business in North America. On
November 29, 2019,
Just Energy closed its previously announced sale of Hudson U.K. to Shell Energy Retail Limited. As at
December 31, 2019,
these operations were classified as a disposal group held for sale and as discontinued operations. In the past, these operations were reported under the Consumer segment while a portion of the U.K. was allocated to the Commercial segment. Just Energy’s results for the prior fiscal period reported throughout the interim condensed consolidated financial statements have been adjusted to reflect continuing operation results and figures with respect to these discontinued operations. The tax impact on the discontinued operations is minimal.

The results of the discontinued operations are presented below for the three
and
nine
months ended
December 31,
for UK the results are a period of
two
and
eight
months up to the disposal of operations as of
November 29, 2019:

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2019	2018	2019	2018
Sales	$122,439	$232,448	$423,637	$558,924
Cost of sales	124,206	208,396	394,914	489,617
Gross margin	(1,767)	24,052	28,723	69,307
Expenses
Administrative, selling and operating expenses	22,196	60,650	86,627	111,028
Gain on disposal of the U.K. and Ireland operations	(45,138)	-	(45,138)	-
Operating profit (loss)	21,175	(36,598)	(12,766)	(41,721)
Finance costs	(97)	-	(2,146)	(27)
Change in fair value of derivative instruments and other	(13,397)	(64,405)	6,914	5,976
Other income (loss)	(1,102)	70	(457)	111
Profit (loss) from discontinued operations before the undernoted	6,579	(100,933)	(8,455)	(35,661)
Provision for (recovery of) income taxes	286	(10,777)	250	(995)
PROFIT (LOSS) FROM DISCONTINUED OPERATIONS	$6,293	$(90,156)	$(8,705)	$(34,666)

Assets and liabilities of the discontinued operations classified as held for sale as at
December 31, 2019
were as follows:

ASSETS
Current assets
Cash and cash equivalents	$2,867
Current trade and other receivables	3,769
Income taxes recoverable	12
Other current assets	2,494
9,142
Non-current assets
Property and equipment	35
Intangible assets	510
ASSETS CLASSIFIED AS HELD FOR SALE	$9,687

Liabilities
Current liabilities
Trade and other payables	$3,253
Deferred revenue	77
LIABILITIES CLASSIFIED AS HELD FOR SALE	$3,330

(b)	Disposal of Hudson Energy Supply U.K. Limited (“Hudson U.K.”)

On
November 29, 2019,
Just Energy closed its previously announced sale of Hudson U.K. to Shell Energy Retail Limited.

Pursuant to the share purchase agreement, the aggregate amount of the closing consideration received was
£1.5
million (
$2.5
million). While the capacity market payments were reinstated in the U.K. in late
October,
any contingent consideration due to Just Energy will be paid following the determination of Hudson U.K.’s ultimate capacity market payment for the period up to
June 30, 2019,
which is expected to be determined within
six
months of the closing date.

The results of the disposal of Hudson U.K. are presented below:

Proceeds from sale	$2,518
Carrying value of net liabilities disposed	74,570
Carrying value of goodwill disposed	(13,355)
Carrying value of intangible assets disposed	(8,544)
Reclassification of foreign currency translation reserve	(11,610)
Gain on sale of U.K. operations	$43,579

(c)	Disposal of Just Energy Ireland Limited (“Just Energy Ireland”)

On
December 18, 2019,
Just Energy closed its previously announced sale of substantially all of the assets of Just Energy Ireland to Flogas Natural Gas Limited (“Flogas”) for
€0.6
million (
$1.0
million). The Company received
75%
of the purchase price in cash at closing and up to an additional
25%
of the purchase price
five
months after closing. The net consideration payable to the Company is subject to an adjustment based on the actual number of accounts transferred to Flogas.

The results of the disposal of Just Energy Ireland are presented below:

Proceeds from sale	$649
Carrying value of net liabilities disposed	910
Net gain on disposal of Just Energy Ireland operations	$1,559